Other assets - Deferred financing costs (Details) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Deferred financing costs [Abstract]
Cost	15,522	15,536
Accumulated Amortization	13,317	11,723
Net Book Value	2,205	3,813
Amortization of deferred financing costs	1,594	4,326
Interest expense
Deferred financing costs [Abstract]
Amortization of deferred financing costs	1,594	4,326
Revolving Facilities | Credit facilities
Deferred financing costs [Abstract]
Cost	6,878	6,881
Accumulated Amortization	6,347	5,994
Net Book Value	531	887
Financing fees incurred in connection with debt modification	87	1,020
Prior period change in financing fees	90
Series 1 Debentures | Corporate debentures
Deferred financing costs [Abstract]
Cost	8,644	8,655
Accumulated Amortization	6,970	5,729
Net Book Value	1,674	2,926
Financing fees incurred in connection with debt issuance	0	1,769
Prior year change in estimated financing fees	11
Unamortized deferred financing costs expensed upon redemption of notes	534	2,737